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April 1, 2006
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Fund Profile

T. Rowe Price

Tax-Exempt Money Fund

Tax-Free Short-Intermediate Fund

Tax-Free Intermediate Bond Fund

Tax-Free Income Fund

Tax-Free High Yield Fund

A family of money and municipal bond funds for investors seeking income exempt from federal income taxes.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.

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Fund Profile

What is each fund`s objective?

Money Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

Short-Intermediate Fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

Intermediate Bond Fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

Income Fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

High Yield Fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

What is each fund`s principal investment strategy?

Table 1  Differences Among Funds
Fund	Credit-quality categories	Income*	Expected share price fluctuation	Expected average maturity
Money	Two highest	Low	Stable	90 days or less

Short-Intermediate	Predominately four highest	Low to moderate	Low to moderate	2 to 5 years

Intermediate Bond	Predominately four highest	Moderate	Moderate	5 to 10 years

Income	Predominately four highest	High	Higher	Over 15 years

High Yield	Generally low-quality to upper-medium quality	Highest	Higher	Over 15 years

* relative to each other

Money Fund invests in municipal securities that mature in 13 months or less. The fund`s weighted average maturity will not exceed 90 days. While the fund`s yield will fluctuate with changes in interest rates, its share price is managed to remain stable at $1.00. The fund buys securities within the two highest short-term rating categories assigned by established agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price.

Short-Intermediate Fund invests primarily in short- and intermediate-term municipal securities. Its weighted average maturity normally ranges from two to five years and is not expected to exceed five years. Most investments are in

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Fund Profile

investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB, or equivalent) as determined by a national rating organization or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may invest up to 5% of total assets in below investment-grade securities, including those with the lowest rating or, if unrated, believed by T. Rowe Price to be noninvestment grade.

Intermediate Bond Fund expects to invest substantially all of its assets (normally, at least 80% of its net assets) in tax-exempt bonds with short, intermediate, and long-term maturities. There are no maturity limitations on individual securities, but the fund`s weighted average maturity will normally range between five and 10 years. Most investments are in investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB, or equivalent) as determined by a national rating organization or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may invest up to 5% of total assets in below investment-grade securities.

Income Fund invests primarily (normally at least 65% of net assets) in long-term municipal securities. The fund will invest at least 95% of its total assets in investment-grade municipal securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB, or equivalent) as determined by a national rating organization or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund`s weighted average maturity is expected to exceed 15 years but may be less than that when, in the judgment of the portfolio manager, a shorter weighted average maturity is in the best interest of the fund. The fund may invest up to 5% of total assets in below investment-grade securities, including those with the lowest rating or, if unrated, believed by T. Rowe Price to be noninvestment grade.

High Yield Fund invests a substantial portion of assets in below investment-grade municipal or "junk" bonds and may buy bonds in default as long as they do not exceed 10% of total assets. The fund`s weighted average maturity is expected to exceed 15 years but may be less than that when, in the judgment of the portfolio manager, a shorter weighted average maturity is in the best interest of the fund.

All funds

In selecting securities for the money fund, the fund manager may examine relationships among yields of various types and maturities of money market securities in the context of the outlook for interest rates. Similarly, investment decisions for the other funds ("bond funds") reflect the managers` outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach is designed to help the managers capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securi

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ties within each fund`s maturity range to provide higher yield (and, in the case of the bond funds, greater appreciation) potential. Conversely, shorter-term maturities may be favored if rates are expected to rise. And if our economic outlook is positive, we may take advantage of the bond funds` "baskets" for noninvestment-grade bonds. From time to time, a fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The funds may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or quality or to shift assets into higher-yielding securities.

While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and swaps, in keeping with fund objectives.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.

What are the main risks of investing in the funds?

Any of the following could cause a decline in a fund`s price or income:

  Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk.

  While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. This risk is reduced for the money fund because of the high-rated securities in its portfolio.

  On the other hand, the High Yield Fund is most exposed to this risk because of its high component of noninvestment-grade bonds, which carry a greater risk of default. Lower-quality municipals are vulnerable to real or perceived changes in the business climate and can be less liquid and more volatile.

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  While generally considered to be of medium quality, securities in the BBB category are more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. We may retain a security whose credit quality is downgraded after purchase.

  Political risk  This risk is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

  Other risks  Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government-backed.

  Derivatives risk (bond funds)  To the extent the funds use futures, swaps, and other derivatives, they are exposed to additional volatility and potential losses.

  Risks of the money fund  An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, a sharp and unexpected rise in interest rates in an unusually short time or the default of a portfolio security could cause the fund`s NAV to fall below $1.00. However, the fund has maintained a constant share price since its inception, and the fund manager will make every effort to continue to meet this objective.

  As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond funds` share prices will also fluctuate; when you sell your shares, you may lose money.

  How can I tell which fund is most appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you are investing for maximum tax-free income and can accept sharp price declines in an effort to achieve income exempt from federal income taxes and capital appreciation, the High Yield Fund could be an appropriate part of your overall investment strategy. If you are looking for high income with less volatility and risk, the Income Fund may be more appropriate. If you seek moderate income with still less volatility, the Intermediate Bond Fund could be the proper choice. If you are seeking more income than a money fund offers with low

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  volatility, the Short-Intermediate Fund would be a possibility. Finally, if you are investing for principal stability and liquidity, you should consider the Money Fund.

  The funds are inappropriate for tax-deferred accounts, such as IRAs.

  The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

  How has each fund performed in the past?

  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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  Table 2  Average Annual Total Returns (Continued)
	Periods ended 3/31/06
	1 year	5 years	10 years
Money Fund	2.31%	1.35%	2.26%
Lipper Tax-Exempt Money Market Funds Average	2.02	1.15	2.12
Short-Intermediate Fund
Returns before taxes	2.00	3.00	3.90
Returns after taxes on distributions	2.00	2.98	3.86
Returns after taxes on distributions and sale of fund shares	2.34	3.03	3.87
Lehman Brothers Municipal Bond 1-5 Year Blend (1-6 Maturity) Index	1.96	3.36	4.27
Lipper Short-Intermediate Municipal Debt Funds Average	1.80	3.25	3.89
Intermediate Bond Fund
Returns before taxes	2.80	4.00	4.75
Returns after taxes on distributions	2.80	3.97	4.71
Returns after taxes on distributions and sale of fund shares	3.13	3.99	4.67
Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index	2.92	4.53	5.34
Lipper Intermediate Municipal Debt Funds Average	2.45	3.86	4.66
Income Fund
Returns before taxes	4.15	5.00	5.57
Returns after taxes on distributions	4.15	5.00	5.56
Returns after taxes on distributions and sale of fund shares	4.27	4.96	5.50
Lehman Brothers Municipal Bond Index	3.81	5.18	5.87
Lipper General Municipal Debt Funds Average	3.48	4.44	4.97
High Yield Fund
Returns before taxes	6.35	6.01	5.69
Returns after taxes on distributions	6.32	6.00	5.67
Returns after taxes on distributions and sale of fund shares	5.90	5.92	5.66
Lehman Brothers Revenue Bond Index	4.80	5.65	6.16
Lipper High Yield Municipal Debt Funds Average	6.14	5.83	5.24
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  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on

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  distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  Money funds are not required to show after-tax returns.

  Lehman Brothers Municipal Bond 1-5 Year Blend (1-6 Maturity) Index is a subindex of the Lehman Brothers Municipal Bond Index. It is a rules-based, market-value-weighted index of one- to six-year maturities engineered for the tax-exempt bond market.

  Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index is a subindex of the Lehman Brothers Municipal Bond Index. It is a rules-based, market-value-weighted index of bonds with maturities of one to 16 years and 11 months engineered for the tax-exempt bond market.

  Lehman Brothers Municipal Bond Index is an unmanaged index that tracks municipal debt instruments.

  Lehman Brothers Revenue Bond Index is an unmanaged index that tracks municipal debt instruments.

  What fees and expenses will I pay?

  The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

  Table 3  Fees and Expenses of the Funds*
	Annual fund operating expenses (expenses that are deducted from fund assets)
Fund	Management fee	Other expenses	Total annual fund operating expenses
Money	0.41%	0.10%	0.51%
Short-Intermediate	0.41	0.10	0.51
Intermediate Bond	0.36	0.20	0.56
Income	0.46	0.08	0.54
High Yield	0.61	0.09	0.70

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
Money	$52	$164	$285	$640
Short-Intermediate	52	164	285	640
Intermediate Bond	57	179	313	701
Income	55	173	302	677
High Yield	72	224	390	871

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  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  Money Fund  Joseph K. Lynagh manages the fund day to day and has been chairman of its Investment Advisory Committee since 2000. He joined T. Rowe Price in 1991 and has been involved in the investment process since 1994.

  Short-Intermediate and Intermediate Bond Funds  Charles B. Hill manages the funds day to day and has been chairman of their Investment Advisory Committees since 1997. He joined T. Rowe Price in 1991 and has been managing investments since 1986.

  Income Fund  Mary J. Miller manages the fund day to day and has been chairman of its Investment Advisory Committee since 1997. She joined T. Rowe Price in 1983 and has been managing investments since 1987.

  High Yield Fund  James M. Murphy manages the fund day to day and has been chairman of its Investment Advisory Committee since 2002. Prior to joining T. Rowe Price in 2000, he was a portfolio manager for Prudential Investments.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for gifts or transfers to minors or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access ® or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  The funds distribute income monthly and net capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.

  Fund Profile

  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

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  T. Rowe Price Investment Services, Inc., Distributor.